Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 690	$ 1,500	$ 3,839
Restricted cash	624	1,180	2,389
Deferred course expenses	280	1,167	6,805
Prepaid expenses and other current assets	511	1,578	2,074
Inventory	1	10	47
Discontinued operations current assets		820
Total current assets	2,106	6,255	15,154
Property and equipment, net		4	1,382
Right-of-use assets	26	45	122
Deferred tax asset, net			287
Other assets	6	6	413
Discontinued operations-other assets	33	34
Total assets	2,171	6,344	17,358
Current liabilities:
Accounts payable	1,451	1,762	2,311
Royalties payable	110	113	150
Accrued course expenses	266	277	576
Accrued salaries, wages and benefits	80	73	459
Operating lease liability, current portion	26	25	86
Other accrued expenses	3,164	3,888	1,660
Short-term borrowings and current portion of long-term debt			500
Deferred revenue	4,302	10,382	46,453
Short-term related party debt, net of unamortized debt discount of $26	20
Current portion of long-term debt, net of unamortized debt discount of $0	1,018
Discontinued operations-current liabilities	9,809	11,286	4,499
Total current liabilities	20,246	27,806	56,694
Long-term debt, net of current portion
Long-term debt, net of current portion and net of unamortized debt discount of $492	1,908	1,900
Deferred tax liability, net	1,513	134
Other long-term liabilities		120
Operating lease liability, net of current portion		20	27
Total liabilities	23,667	29,980	56,721
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, none issued
Common stock, $0.0001 par value; 200,000,000 authorized; 33,262,697 and 23,279,197 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	3	2
Additional paid-in capital	12,896	11,564	11,552
Cumulative foreign currency translation adjustment	803	416	710
Accumulated deficit	(35,198)	(35,618)	(51,627)
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, none issued
Common stock, $0.0001 par value; 200,000,000 authorized; 23,279,197 and 23,162,502 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively			2
Total stockholders’ deficit	(21,496)	(23,636)	(39,363)
Total liabilities and stockholders’ deficit	$ 2,171	$ 6,344	$ 17,358